Fair Value Measurements - Recurring Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3)
Beginning balance	$ 34	$ 46	$ 40
Total gains or losses included in earnings	0	0	0
Total gains or losses included in other comprehensive income	0	0	0
Purchases and issuances	0	10	9
Sales and settlements	(4)	(22)	(3)
Transfers in and/or out of level 3	0	0	0
Ending balance	30	34	46
Change in unrealized gains or losses for the period included in earnings for securities held at the end of the reporting period	$ 0	$ 0	$ 0